Document and Entity Information	Dec. 09, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	Dominion Energy, Inc.
Entity Incorporation State Country Code	VA
Entity File Number	001-08489
Entity Tax Identification Number	54-1229715
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 6 to Form 8-K is being filed to replace the description of Dominion Energy, Inc.’s capital stock, which was filed with Amendment No. 5 to Form 8-K on December 13, 2019, with a description of Dominion Energy, Inc.’s capital stock which includes a description of certain terms of the 4.35% Series C Fixed-Rate Reset Cumulative Redeemable Perpetual Preferred Stock, without par value, issued by Dominion Energy, Inc. on December 9, 2021.
Amendment Flag	true
Entity Central Index Key	0000715957
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	D
Security Exchange Name	NYSE
Two Thousand And Nineteen Series A Corporate Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	2019 Series A Corporate Units
Trading Symbol	DCUE
Security Exchange Name	NYSE